Note 10 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
2022	$ 79,107
2023	72,600
2024	63,644
2025	47,930
2026	47,513
Thereafter	198,032
Finite-Lived Intangible Assets, Net, Ending Balance	508,826	$ 557,034
Servicing Contracts [Member]
2022	14,063
2023	12,760
2024	11,973
2025	11,035
2026	9,892
Thereafter	46,700
Finite-Lived Intangible Assets, Net, Ending Balance	106,423
Other Intangible Assets [Member]
2022	65,044
2023	59,840
2024	51,671
2025	36,895
2026	37,621
Thereafter	151,332
Finite-Lived Intangible Assets, Net, Ending Balance	$ 402,403